Assets by operating segment	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Assets by operating segment

24.	Assets by operating segment
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Elimina-tions	Total

Consolidated assets by operating segment - 06.30.2021

Current assets	3,886	14,074	3,275	14,985	(5,926)	30,294
Non-current assets	118,078	23,646	7,741	8,448	−	157,913
Long-term receivables	5,073	2,400	410	6,537	−	14,420
Investments	406	1,154	472	26	−	2,058
Property, plant and equipment	97,473	19,990	6,731	1,720	−	125,914
Operating assets	86,623	17,335	4,192	1,418	−	109,568
Under construction	10,850	2,655	2,539	302	−	16,346
Intangible assets	15,126	102	128	165	−	15,521
Total Assets	121,964	37,720	11,016	23,433	(5,926)	188,207

Consolidated assets by operating segment - 12.31.2020

Current assets	5,333	8,170	1,975	15,337	(3,427)	27,388
Non-current assets	114,947	23,879	8,321	15,473	2	162,622
Long-term receivables	4,745	2,539	976	11,938	2	20,200
Investments	390	400	607	1,876	−	3,273
Property, plant and equipment	95,222	20,842	6,614	1,523	−	124,201
Operating assets	84,916	18,304	4,300	1,238	−	108,758
Under construction	10,305	2,537	2,315	286	−	15,443
Intangible assets	14,590	98	124	136	−	14,948
Total Assets	120,280	32,049	10,296	30,810	(3,425)	190,010